Note 9 - Loans Payable (Details Textual) - CAD ($)	Mar. 31, 2019	Dec. 31, 2018
Unsecured loan [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	$ 161,612	$ 550,000